Goodwill (Details Textual) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss	[1],[2]	₨ 16,948	₨ 16,676
Growth rate used to extrapolate cash flow projections		0.00%
Global Generics-Complex Injectables [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss		₨ 16,948	16,676
Impairment loss recorded in goodwill pertaining to a subsidiary till date			16,003
Impairment of goodwill			₨ 392
Before tax [Member] | Bottom of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		9.70%
Before tax [Member] | Top of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		19.30%
After tax [Member] | Bottom of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		7.40%
After tax [Member] | Top of range [member] | Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		12.50%
Nimbus health business [Member] | Global Generic [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill		₨ 272

[1]	During the year ended March 31, 2022, the Company recorded impairment loss of Rs.392 pertaining to the Shreveport CGU. Refer to Note 12 (“Property plant and equipment”) of these consolidated financial statements for further details. Such goodwill was included as part of “Global Generics-North America Operations”.
[2]	During the year ended March 31, 2023, the Company assessed performance of the Nimbus Health business against the initial estimates and recognized an impairment charge of the carrying values of Rs.272. This impairment loss pertains to the Company’s Global Generics segment.